Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Redeemable Convertible Preferred Shares
21.	REDEEMABLE CONVERTIBLE PREFERRED SHARES

The Company’s preferred shares activities for the years ended December 31, 2017 and 2018 are summarized below:

	Series A-1, Series A-2, Series A-3 Preferred shares		Series B preferred shares		Series C preferred shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance as of December 31, 2017	65,919,003	1,808,971,556	61,942,726	2,081,275,970	—	—
Addition in year 2018	—	—	—	—	41,378,176	1,581,368,951
Conversion to ordinary shares	65,919,003	1,808,971,556	61,942,726	2,081,275,970	41,378,176	1,581,368,951

Balance as of December 31, 2018	—	—	—	—	—	—

The Company issued Series A-1, Series A-2, Series A-3 and Series B Preferred Shares to the same group of third-party shareholders of the VIE on March 23, 2018. Series A-1, Series A-3, and Series B Preferred Shares are recorded at fair value on the issuance date and is presented on a retroactive basis. The conversion ratio was one Preferred Share convertible into one ordinary share.

The Company issued Series C Preferred Shares to Didi Sunshine and Beijing Chehejia Information Technology Co., Ltd. (“Chehejia”) on June 15, 2018, Series C Preferred Shares are recorded at fair value on the issuance date. The conversion ratio was one Preferred Share convertible into one ordinary share.

Upon completion of the IPO on July 25, 2018, each convertible preferred share automatically converted into one ordinary share. The number of ordinary shares that have been issued upon conversion of all convertible preferred shares was 167,060,690. Therefore, the redeemable convertible preferred shares balance as of December 31, 2018 was nil.

The following is a summary of the significant terms of the Preferred Shares:

Conversion rights

The holders of the Preferred Shares are entitled to convert, at the option of the holder thereof, at any time after the date of issuance of the respective Preferred Shares, into such number of fully paid and non-assessable ordinary shares as is determined by the applicable conversion price. The initial conversion ratio for corresponding Preferred Shares shall be 1:1.

Automatic Conversion

Each Preferred Share will be automatically converted, based on the then-effective applicable Conversion Price without the payment of any additional consideration, into fully-paid and non-assessable Ordinary Shares upon the earlier of (a) the closing of a qualified IPO, or (b) the date specified by written consent or agreement of the holders of a majority of the corresponding series Preferred Shares.

Dividends

Each preferred share held by certain major investors or their assigns or transferees (on an as-if-converted basis) will be entitled to receive, on a pari passu basis, dividends, if declared, out of funds or assets legally available for the payment therefor, prior and in preference to any declaration or payment of any dividend on Series A-2 Preferred Shares and Ordinary Shares. If declared by the Board, each time the amount of dividends distributed shall be not less than 20% of the then total undistributed profit of the Company.

No dividends have been declared for the Redeemable Preferred Shares for the periods presented.

Voting rights

The holder of Preferred Shares will be entitled to such number of votes as equals the number of ordinary shares into which such holder’s collective Preferred Shares are convertible at the voting date. To the extent that the Company’s articles allow the Preferred Shares to vote separately as a class or series with respect to any matters, such Preferred Shares shall have the right to vote separately as a class or series with respect to such matters.

Redemption

The Redeemable Preferred Shares are redeemable by the holders at any time after the earlier of the occurrence of the following event:

(i)

A qualified IPO is not consummated by the Company by the 4th anniversary of the Series B investment date; with respect to Series B Preferred Shareholder, automatic conversion is triggered if a Qualified IPO has not been consummated by the Company before December 31, 2022; or an initial public offering of the Company at any time which is not a qualified IPO;

(ii)

any material breach of the Preferred Share transaction documents, at an amount equal to the sum of the investment price, plus an amount accruing daily at 15% per annum and all declared but unpaid dividends;

(iii)	any other redeeming holder has delivered a redemption notice.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, all assets and funds of the Company legally available for distribution will be made as follows:

•

The holders of Series B Preferred Shares are entitled to receive an amount equal to investment price plus an amount accruing daily at 12% per annum, in preference to any distribution to the holders of the Series A-3 Preferred Shares, Series A-1 Preferred Shares, Series A-2 Preferred Shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series B Preferred Shares, the holders of Series A-3 Preferred Shares are entitled to receive an amount equal to investment price plus an amount accruing daily at 12% per annum, in preference to any distribution to the holders of the Series A-1 Preferred Shares, Series A-2 Preferred Shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series A-3 Preferred Shares, the holders of Series A-1 Preferred Shares are entitled to receive an amount equal to investment price plus an amount accruing daily at 12% per annum, in preference to any distribution to the holders of the Series A-2 Preferred Shares and the ordinary shareholders of the Company.

If there are any assets or funds remaining after the preference amount is distributed or paid in full to the Series B, Series A-3, and Series A-1 Preferred Shareholders, the remaining assets and funds of the Company available for distribution will be distributed ratably among all shareholders (including the holders of Redeemable Preferred Shares) according to the relative number of ordinary shares held by such shareholder on an if converted basis.

Initial Measurement and Subsequent Accounting for Redeemable Preferred Shares

The Redeemable Preferred Shares do not meet the criteria of mandatorily redeemable financial instruments specified in ASC 480-10-S99, and have been classified as mezzanine equity in the consolidated balance sheets. The Redeemable Preferred Shares were initially measured at fair value. Beneficial conversion features exist when the conversion price of the convertible preferred shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date in the Company’s case. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible preferred shares as a contribution to additional paid-in capital. On the commitment date, the most favorable conversion price used to measure the beneficial conversion feature of the Redeemable Preferred Shares was higher than the fair value per ordinary share and therefore no bifurcation of beneficial conversion feature was recognized. The Company determined the fair value of ordinary shares with the assistance of an independent third-party valuation firm.

The Company elected to recognize the changes in redemption value immediately as they occur and adjust the carrying amount of the Redeemable Preferred Shares to equal the redemption value at each reporting period. The changes in redemption value including cumulative dividends shall be recorded as a reduction of income available to ordinary shareholders in accordance with ASC 480-10-S99 3A.

The Company concluded that there is no accretion to be recognized because the carrying amount of the Redeemable Preferred Shares is greater than the redemption value. Therefore, no adjustment will be made to the initial carrying amount of the Redeemable Preferred Shares until the redemption amount exceeds the carrying amount of the Redeemable Preferred Shares.